Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	81 Months Ended		96 Months Ended		120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024		Jul. 31, 2024		Jul. 31, 2024
Kansas Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Kansas Municipal Fund | Class A | KSMUX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KSMUX with maximum sales charge
Kansas Municipal Fund | Class A | KSMUX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KSMUX without maximum sales charge
Kansas Municipal Fund | Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	(0.15%)					1.29%
Kansas Municipal Fund | Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.46%)	(0.66%)					1.03%
Kansas Municipal Fund | Class A | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%					2.47%
Kansas Municipal Fund | Class I | KSITX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KSITX
Kansas Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Kansas Municipal Fund | Class I | Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	0.12%	0.98%	[1]
Kansas Municipal Fund | Class I | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%	2.01%	[1]
Maine Municipal Fund | Class A | MEMUX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MEMUX without maximum sales charge
Maine Municipal Fund | Class A | MEMUX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MEMUX with maximum sales charge
Maine Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Maine Municipal Fund | Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	(0.55%)					0.77%
Maine Municipal Fund | Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.51%	(1.06%)					0.52%
Maine Municipal Fund | Class A | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%					2.47%
Maine Municipal Fund | Class I | MEIMX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MEIMX
Maine Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Maine Municipal Fund | Class I | Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%	(0.31%)	0.45%
Maine Municipal Fund | Class I | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%	2.01%
Nebraska Municipal Fund | Class A | NEMUX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NEMUX without maximum sales charge
Nebraska Municipal Fund | Class A | NEMUX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NEMUX with maximum sales charge
Nebraska Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Nebraska Municipal Fund | Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%	(0.44%)					1.19%
Nebraska Municipal Fund | Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.64%)	(0.94%)					0.93%
Nebraska Municipal Fund | Class A | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%					2.47%
Nebraska Municipal Fund | Class I |NEITX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NEITX
Nebraska Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Nebraska Municipal Fund | Class I | Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.02%	(0.19%)	0.74%	[2]
Nebraska Municipal Fund | Class I | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%	2.01%	[2]
Oklahoma Municipal Fund | Class A | OKMUX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OKMUX without maximum sales charge
Oklahoma Municipal Fund | Class A | OKMUX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OKMUX with maximum sales charge
Oklahoma Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Oklahoma Municipal Fund | Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.33%	(0.28%)					1.28%
Oklahoma Municipal Fund | Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	(0.77%)					1.02%
Oklahoma Municipal Fund | Class A | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%					2.47%
Oklahoma Municipal Fund | Class I | OKMIX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OKMIX
Oklahoma Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Oklahoma Municipal Fund | Class I | Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%	(0.03%)	0.90%	[3]
Oklahoma Municipal Fund | Class I | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%	2.01%	[3]
Viking Tax-Free Fund for Montana | Class A | VMTTX without maximum sales Charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VMTTX without maximum sales Charge
Viking Tax-Free Fund for Montana | Class A | VMTTX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VMTTX with maximum sales charge
Viking Tax-Free Fund for Montana | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Viking Tax-Free Fund for Montana | Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	(0.02%)					1.37%
Viking Tax-Free Fund for Montana | Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.61%)	(0.52%)					1.11%
Viking Tax-Free Fund for Montana | Class A | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%					2.47%
Viking Tax-Free Fund for Montana | Class I | VMTIX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VMTIX
Viking Tax-Free Fund for Montana | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Viking Tax-Free Fund for Montana | Class I | Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%	0.23%			0.89%	[4]
Viking Tax-Free Fund for Montana | Class I | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%			1.79%	[4]
Viking Tax-Free Fund for North Dakota | Class A | VNDFX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VNDFX without maximum sales charge
Viking Tax-Free Fund for North Dakota | Class A | VNDFX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VNDFX with maximum sales charge
Viking Tax-Free Fund for North Dakota | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Viking Tax-Free Fund for North Dakota | Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%	(0.64%)					1.00%
Viking Tax-Free Fund for North Dakota | Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.14%)	(1.13%)					0.74%
Viking Tax-Free Fund for North Dakota | Class A | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%					2.47%
Viking Tax-Free Fund for North Dakota | Class I | VNDIX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VNDIX
Viking Tax-Free Fund for North Dakota | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Viking Tax-Free Fund for North Dakota | Class I |Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.61%	(0.41%)			0.40%	[5]
Viking Tax-Free Fund for North Dakota | Class I | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	1.19%			1.79%	[5]

[1]	Inception Date of 11/1/2017
[2]	Inception Date of 11/1/2017
[3]	Inception Date of 11/1/2017
[4]	Inception Date of 8/1/2016
[5]	Inception Date of 8/1/2016